SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Schedule of reportable segments financial information by geography
Financial information by reportable segment for the six and three-month periods ended June 30, is presented in the following tables. Inter-segment transactions are not material, and are made on terms which are comparable to transactions with third parties.
For the six-month period ended June 30:

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2024	2023*	2024	2023	2024	2023	2024	2023*	2024	2023*

Pakistan	597	502	13	—	5	2	53	36	668	540
Ukraine	394	435	25	26	—	—	5	3	424	464
Kazakhstan	343	279	83	72	6	5	7	7	439	363
Uzbekistan	133	129	—	—	—	—	—	—	133	129
Bangladesh	279	278	—	—	—	—	3	4	282	282
Others	27	26	—	—	—	—	—	—	27	26
HQ and eliminations	(2)	(3)	(2)	(1)	—	—	—	—	(4)	(4)

Total segments	1,771	1,646	119	97	11	7	68	50	1,969	1,800
*    Certain prior period comparatives have been represented to conform with the current year presentation in Pakistan within other revenue and service revenue.

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2024	2023	2024	2023

Pakistan	301	250	71	50
Ukraine	235	274	85	56
Kazakhstan	243	196	50	42
Uzbekistan	48	56	57	36
Bangladesh	96	105	35	67
Others	9	10	7	4
HQ and eliminations	(86)	(91)	(2)	3

Total segments	846	800	303	258
For the three-month period ended June 30:

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2024	2023*	2024	2023	2024	2023	2024	2023*	2024	2023*

Pakistan	312	252	7	—	3	—	26	18	348	270
Ukraine	220	221	14	13	—	—	3	2	237	236
Kazakhstan	176	145	42	36	3	3	5	4	226	188
Uzbekistan	67	66	—	—	—	—	—	—	67	66
Bangladesh	140	142	—	—	—	—	2	2	142	144
Others	13	13	—	—	—	—	—	—	13	13
HQ and eliminations	(2)	(1)	(2)	—	—	—	(2)	—	(6)	(1)

Total segments	926	838	61	49	6	3	34	26	1,027	916
*    Certain prior period comparatives have been represented to conform with the current year presentation in Pakistan within other revenue and service revenue.

Schedule of segment adjusted EBITDA and capital expenditures by geography

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2024	2023	2024	2023

Pakistan	158	128	52	35
Ukraine	140	139	57	36
Kazakhstan	125	104	30	26
Uzbekistan	24	28	17	28
Bangladesh	52	55	21	36
Others	4	5	5	3
HQ and eliminations	(43)	(44)	(2)	5

Total segments	460	415	180	169

Schedule of segments reconciliation of consolidated Adjusted EBITDA to Profit / (loss) before tax
The following table provides the reconciliation of Profit / (loss) before tax from continuing operations to Total Adjusted EBITDA for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2024	2023	2024	2023
Profit before tax from continuing operations	261	224	142	188
Adjustments to reconcile Profit / (loss) before tax to Total Adjusted EBITDA
Depreciation	264	261	130	133
Amortization	100	104	50	51
Impairment loss / (reversal)	2	(11)	1	(7)
(Gain) / loss on disposal of non-current assets	1	(1)	1	(1)
(Gain) / loss on disposal of subsidiaries	—	—	—	(3)
Finance costs	249	280	117	140
Finance income	(22)	(33)	(11)	(17)
Other non-operating (gain) / loss	(21)	(14)	(6)	(12)
Net foreign exchange (gain) / loss	12	(10)	36	(57)

Total Adjusted EBITDA	846	800	460	415